Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 1,113,278,000	$ 1,145,291,000	$ 1,176,867,000
Cost of revenue (including impairment of $18,731 for the year ended December 21, 2017 and $25,207 for the year ended December 31, 2019)	510,296,000	520,737,000	603,930,000
Gross profit	602,982,000	624,554,000	572,937,000
Operating expense:
Sales and marketing	258,019,000	265,424,000	277,460,000
Engineering and development	106,377,000	87,980,000	78,772,000
General and administrative	117,967,000	124,204,000	163,972,000
Gain on sale of business	(40,700,000)	0	0
Transaction costs	0	0	773,000
Impairment of goodwill	12,333,000	0	12,129,000
Total operating expense	453,996,000	477,608,000	533,106,000
Income from operations	148,986,000	146,946,000	39,831,000
Other income (expense):
Other expense, net	0	0	(600,000)
Interest income	1,222,000	1,089,000	736,000
Interest expense	(144,676,000)	(149,480,000)	(157,142,000)
Total other expense—net	(143,454,000)	(148,391,000)	(157,006,000)
(Loss) income before income taxes and equity earnings of unconsolidated entities	5,532,000	(1,445,000)	(117,175,000)
Income tax (benefit) expense	17,879,000	(6,246,000)	(17,281,000)
(Loss) income before equity earnings of unconsolidated entities	(12,347,000)	4,801,000	(99,894,000)
Equity (income) loss of unconsolidated entities, net of tax	0	267,000	(110,000)
Net (loss) income	(12,347,000)	4,534,000	(99,784,000)
Net loss attributable to non-controlling interest	0	0	277,000
Excess accretion of non-controlling interest	0	0	7,247,000
Total net loss attributable to non-controlling interest	0	0	7,524,000
Net income (loss) attributable to Endurance International Group Holdings, Inc.	(12,347,000)	4,534,000	(107,308,000)
Comprehensive (loss) income:
Foreign currency translation adjustments	(598,000)	(2,233,000)	3,091,000
Unrealized gain (loss) on cash flow hedge, net of taxes of $11, ($137) and $102 for the years ended December 31, 2017, 2018 and 2019	(279,000)	(437,000)	34,000
Total comprehensive (loss) income	$ (13,224,000)	$ 1,864,000	$ (104,183,000)
Net (loss) income per share attributable to Endurance International Group Holdings, Inc.:
Net (loss) income per share attributable to Endurance International Group Holdings, Inc. - basic earnings per share (in usd per share)	$ (0.09)	$ 0.03	$ (0.78)
Net (loss) income per share attributable to Endurance International Group Holdings, Inc. - diluted earnings per share (in usd per share)	$ (0.09)	$ 0.03	$ (0.78)
Weighted-average number of common shares used in computing net (loss) income per share attributable to Endurance International Group Holdings, Inc.
Basic (in shares)	145,259,691	142,316,993	137,322,201
Diluted (in shares)	145,259,691	145,669,760	137,322,201